Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Future principal payments	Future principal payments due under the Loan Agreement are as follows (in thousands):

Principal
Payments

2017	$—
2018	4,667
2019	8,000
2020	7,333
Total future payments	$20,000